Acquisitions (Narrative) (Details) - CNY (¥)	1 Months Ended
	Feb. 28, 2022	Dec. 31, 2024
Business Acquisition [Line Items]
Business acquisition		¥ 0
Game Business [Member]
Business Acquisition [Line Items]
Consideration transferred	¥ 800,000,000
Percentage of equity interest owned after transactions	100.00%